Commitments (Tables)	12 Months Ended
Dec. 31, 2025
Commitments and contingencies [abstract]
Estimated Future Payments Under Contract	Estimated future payments under this contract for upcoming fiscal years are as follows:

Year	Payment
2026	268,808
2027	157,314
2028	45,999
2029	39,715
2030	19,132
Total	U.S.$	530,968

Summary of Future Payments for Lease	As of December 31, 2025 and 2024, the estimated value of the commitments that PEMEX has entered into with several contractors for the development of various infrastructure and services works was as follows:

Maturity	2025		2024
Up to 1 year	Ps.	11,081,914	Ps.	26,894,474
1 to 3 years	25,038,616		28,447,421
4 to 5 years	13,049,526		17,469,459
More than 5 years	—		576,348
Total	Ps.	49,170,056	Ps.	73,387,702